Derivative Liabilities (Details 1) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability				$ 958,861
Warrants issued
Derivative liabilities	46,817,020	25,586,933	20,103,425	5,090,988
Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			313,258	29,158
Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			1,217,083	242,500
Placement Agent [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		5,651,181
Placement Agent [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			136,359	13,089
Wonpung services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability			2,030,589	880,214
Exchange of debt for Series A preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability			2,219,854	958,861
Series A Perferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability			11,762,115	2,492,166
Warrants issued			2,424,167	475,000
Series A Perferred stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		10,040,822
Series B Preferred Stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		9,894,030
Fair value of derivatives upon reclass to paid-in capital [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Derivative liabilities		(6,804,625)
Fair value of derivatives upon reclass to paid-in capital [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Fair value of derivatives upon reclass to paid-in capital [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		(53,831)
Fair value of derivatives upon reclass to paid-in capital [Member] | Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		(107,662)
Fair value of derivatives upon reclass to paid-in capital [Member] | Placement Agent [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		996,138
Fair value of derivatives upon reclass to paid-in capital [Member] | Placement Agent [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Fair value of derivatives upon reclass to paid-in capital [Member] | Wonpung services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(660,327)
Fair value of derivatives upon reclass to paid-in capital [Member] | Exchange of debt for Series A preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(956,996)
Derivative liabilities
Fair value of derivatives upon reclass to paid-in capital [Member] | Series A Perferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(4,547,311)
Warrants issued		(478,498)
Fair value of derivatives upon reclass to paid-in capital [Member] | Series A Perferred stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Fair value of derivatives upon reclass to paid-in capital [Member] | Series B Preferred Stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Increase (decrease) in fair value of derivative liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Derivative liabilities		7,954,970	12,877,675	3,688,353
Increase (decrease) in fair value of derivative liabilities [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued
Increase (decrease) in fair value of derivative liabilities [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		(259,427)	200,737	2,833
Increase (decrease) in fair value of derivative liabilities [Member] | Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		(1,109,421)	725,928	162,885
Increase (decrease) in fair value of derivative liabilities [Member] | Placement Agent [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		4,655,043
Increase (decrease) in fair value of derivative liabilities [Member] | Placement Agent [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		(136,359)	81,589
Increase (decrease) in fair value of derivative liabilities [Member] | Wonpung services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(1,370,262)	1,150,375	581,073
Increase (decrease) in fair value of derivative liabilities [Member] | Exchange of debt for Series A preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(1,262,858)	1,260,993	958,861
Increase (decrease) in fair value of derivative liabilities [Member] | Series A Perferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability		(7,214,804)	7,622,039	1,619,478
Warrants issued		(1,945,669)	1,836,014	363,223
Increase (decrease) in fair value of derivative liabilities [Member] | Series A Perferred stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		9,198,452
Increase (decrease) in fair value of derivative liabilities [Member] | Series B Preferred Stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		7,400,275
Initial valuation of derivative liabilities upon issuance of new warrants period [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities		4,333,163	2,134,762	1,402,635
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			83,363	26,325
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			248,655	79,615
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Placement Agent [Member] | Subordinated promissory notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued			41,681	13,089
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Wonpung services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability				299,141
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Exchange of debt for Series A preferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Series A Perferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability			1,647,910	872,688
Warrants issued			113,153	111,777
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Series A Perferred stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		842,370
Initial valuation of derivative liabilities upon issuance of new warrants period [Member] | Series B Preferred Stock [Member] | Issued In May And June 2014 Offering [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants issued		$ 2,494,655